SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	$ 21,459	$ 19,165
Israel
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	19,328	17,946
United States
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	619	180
Europe
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	1,140	593
Japan
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	290	374
All Other Segments [Member]
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	$ 82	$ 72